REVENUE RECOGNITION - Narrative (Q2) (Details) - Geographic Concentration Risk - United States	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	97.00%	100.00%		100.00%
Long-Lived Assets
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	75.00%		99.00%	100.00%